Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000939934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
SIIT LARGE CAP FUND (Prospectus Summary) | SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLCAX
SIIT LARGE CAP DIVERSIFIED ALPHA FUND (Prospectus Summary) | SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCDAX
SIIT LARGE CAP DISCIPLINED EQUITY FUND (Prospectus Summary) | SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPAX
SIIT LARGE CAP INDEX FUND (Prospectus Summary) | SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCIAX
SIIT SMALL CAP FUND (Prospectus Summary) | SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLPAX
SIIT SMALL/MID CAP EQUITY FUND (Prospectus Summary) | SIIT SMALL/MID CAP EQUITY FUND | SIIT SMALL/MID CAP EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSMAX
SIIT U.S. Managed Volatility Fund (Prospectus Summary) | SIIT U.S. Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVYAX
SIIT INTERNATIONAL EQUITY FUND (Prospectus Summary) | SIIT INTERNATIONAL EQUITY FUND | SIIT INTERNATIONAL EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTAX
SIIT WORLD EQUITY EX-US (Prospectus Summary) | SIIT WORLD EQUITY EX-US | SIIT WORLD EQUITY EX-US - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEUSX
SIIT Screened World Equity Ex-US Fund (Prospectus Summary) | SIIT Screened World Equity Ex-US Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSEAX
SIIT Enhanced LIBOR Opportunities Fund (Prospectus Summary) | SIIT Enhanced LIBOR Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENIAX
SIIT CORE FIXED INCOME (Prospectus Summary) | SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCOAX
SIIT HIGH YIELD BOND FUND (Prospectus Summary) | SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGYAX
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDRAX
SIIT EMERGING MARKETS DEBT FUND (Prospectus Summary) | SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEDAX
SIIT Real Return Fund (Prospectus Summary) | SIIT Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRPAX
SIIT Dynamic Asset Allocation Fund (Prospectus Summary) | SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDLAX
SIIT Ultra Short Duration Bond Fund (Prospectus Summary) | SIIT Ultra Short Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUSAX
SIIT Multi-Asset Real Return Fund (Prospectus Summary) | SIIT Multi-Asset Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIAX